Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)

Significant components of the income tax expense (benefit) consisted of the following for the years ended December 31, 2025, 2024 and 2023:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Current income tax expenses (benefit)
PRC	$-	$187,706	-
Hong Kong	-	-	-
Others	-	-	-
Deferred income tax expenses (benefit)
PRC	-	-	115,094
Hong Kong	-	-	-
Others	-	-	-
Total income tax from continuing operations	-	187,706	115,094
Current income tax (benefit) expenses			-
PRC	-	(133,175)	(62
Hong Kong		-	-
Others		-	-
Deferred income tax (benefit) expenses
PRC	-	-	(1)
Hong Kong	-	-	-
Others	-	-	-
Total income tax from discontinued operations	-	(133,175)	(63)
Total income tax expenses (benefit)	$-	$54,531	115,031

Schedule of Income (Loss) Before Income Taxes

(Loss) income before income taxes is attributable to the following geographic locations for the years ended December 31,2025, 2024 and 2023:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Cayman Islands	$(4,224,727)	$(3,091,010)	(1,531,561)
BVI	(4,610)	(4,201)	(2,104)
Hong Kong	(4,483)	(14,469)	(1,708)
PRC	(20,054,222)	(1,090,839)	(901,830)
US	267,325	-	-
Less: intercompany transactions	-	3,891,541	-
Total (Loss) / Income before Income Taxes from continuing operations	(24,020,717)	(8,092,060)	(2,437,203)
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	(532,698)	4,568
Less: intercompany transactions	-	-	-
Total (Loss) / Income before Income Taxes from discontinued operations	-	(532,698)	4,568
Total (Loss) / Income before Income Taxes	$(24,020,717)	$(8,624,758)	(2,432,637)

Schedule of Effective Income Tax

The following table presents a reconciliation of the differences between the statutory income tax and the Company’s effective income tax for the years ended December 31, 2025, 2024 and 2023:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
	%	%	%
Net loss before income tax	$(24,020,717)	$(8,092,060)	(2,437,205)
Statutory income tax rate of the PRC	25%	25%	25%
Income tax computed at PRC tax rate from continuing operations	(6,005,179)	(2,023,015)	(609,301)

Net (loss) / income before income tax	$-	$(532,698)	4,568
Statutory income tax rate of the PRC	25%	25%	25%
Income tax computed at PRC tax rate from discontinued operations	-	(133,175)	1,142
Total income tax computed at PRC tax rate	(6,005,179)	(2,156,190)	(608,159)

Reconciling items

Effect of different tax rates of subsidiary operating in other jurisdiction	2,195,509	1,582,100	383,710
Non-deductible (benefit) expenses	591	(432)	3,560
Utilization of prior year losses	(6,976)	-	-
Effect of deductible temporary differences or deductible losses for which no deferred tax assets are recognized for the year	3,816,055	629,053	337,125
Income tax expenses (benefit) from continuing operations	-	187,706	115,094

Effective tax rate from continuing operations	-%	(2.3)%	(4.7)%

Effect of different tax rates of subsidiary operating in other jurisdiction	-	(8,388)	-
Non-deductible expenses (benefit)		-	-
Effect of deductible temporary differences or deductible losses for which no deferred tax assets are recognized for the year	-	8,388	(1,205)
Income tax (benefit) expenses from discontinued operations	-	(133,175)	(63)

Effective tax rate from discontinued operations	-%	25%	(1.4)
Total effective tax rate	-%	(0.6)%	4.7%

Schedule of Tax Payable

Tax payable as of December 31, 2025 and 2024:

	As of December 31, 2025	As of December 31, 2024
Value added tax payable	$8,954	$11,333
Income tax receivable	-	-
Other tax payable	2,392	3,325
Total taxes payable from continuing operations	11,346	14,658
Value added tax payable	-	1,577
Income tax receivable	-	(12)
Other tax payable	-	227
Total taxes payable from discontinued operations	-	1,792
Total taxes payable	$11,346	$16,450

Schedule of Net Operating Loss Carry Forward

Net Operating Loss Carry Forward:

Location	As of December 31, 2025	As of December 31, 2024
PRC*	$22,770,488	$2,688,670
BVI	4,610	4,201
Cayman	4,224,727	3,091,010
Hong Kong*	20,732	16,249
Total NOL Carryforwards from continuing operations	27,020,557	5,800,130
PRC*	-	532,698
BVI	-	-
Cayman	-	-
Hong Kong*	-	-
Total NOL Carryforwards from discontinued operations	-	532,698

*	The net operating loss of the PRC subsidiary incurred in the amount of $2,688,670 for the year 2024 will expire if unused by December 31, 2028. Additionally, the net operating loss of $27,020,557 incurred by the PRC subsidiary will expire if unused by December 31, 2029.

Companies incorporated in the Cayman Islands and the British Virgin Islands (BVI) are not subject to corporate income tax obligations.

*	Losses made in an accounting year are to be carried forward and set off against future profits of that trade but a corporation carrying on more than one trade may have losses in one trade offset against profits of the other. For gains or losses which are subject to concessionary tax rate, there are special provisions on the adjustment of losses between concessionary trading activities and normal trading activities.